American Funds Emerging Markets Bond Fund®
Investment portfolio
March 31, 2022
unaudited
Bonds, notes & other debt instruments 94.70% Bonds & notes of governments & government agencies outside the U.S. 73.76%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2049	$4,200	$3,856
Abu Dhabi (Emirate of) 3.875% 2050[1]	1,100	1,154
Angola (Republic of) 9.50% 2025	2,480	2,721
Angola (Republic of) 8.25% 2028	1,380	1,411
Angola (Republic of) 8.00% 2029[1]	4,100	4,131
Angola (Republic of) 8.00% 2029	3,170	3,194
Argentine Republic 0.50% 2029	€65	23
Argentine Republic 1.00% 2029	$3,045	1,048
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[2]	58,420	19,717
Argentine Republic 0% 2035	600	6
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[2]	32,691	10,009
Argentine Republic 0.125% 2038 (3.00% on 7/9/2022)[2]	€1,238	459
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[2]	$5,287	1,874
Bahrain (Kingdom of) 6.125% 2022	3,800	3,848
Bahrain (Kingdom of) 6.125% 2023	1,000	1,036
Bahrain (Kingdom of) 6.75% 2029[1]	520	549
Belarus (Republic of) 6.875% 2023	795	139
Belarus (Republic of) 5.875% 2026	7,900	1,299
Brazil (Federative Republic of) 6.00% 2023[3]	BRL48,029	10,119
Brazil (Federative Republic of) 0% 2024	13,900	2,391
Brazil (Federative Republic of) 6.00% 2024[3]	95,003	20,249
Brazil (Federative Republic of) 0% 2025	36,138	5,431
Brazil (Federative Republic of) 10.00% 2025	56,523	11,478
Brazil (Federative Republic of) 6.00% 2026[3]	21,786	4,739
Brazil (Federative Republic of) 10.00% 2027	53,513	10,712
Brazil (Federative Republic of) 10.00% 2029	64,300	12,620
Brazil (Federative Republic of) 6.00% 2030[3]	22,275	4,867
Chile (Republic of) 1.50% 2026[3]	CLP5,157,750	6,532
Chile (Republic of) 4.50% 2026	210,000	249
Chile (Republic of) 5.00% 2028	4,255,000	5,182
Chile (Republic of) 1.90% 2030[3]	7,538,250	9,599
Chile (Republic of) 4.70% 2030	14,180,000	16,364
Chile (Republic of) 3.50% 2034	$1,130	1,118
Chile (Republic of) 5.00% 2035	CLP345,000	397
Chile (Republic of) 3.10% 2041	$3,650	3,220
Chile (Republic of) 4.34% 2042	3,790	3,898
Chile (Republic of) 4.00% 2052	1,075	1,064
China (People’s Republic of), Series INBK, 3.03% 2026	CNY57,000	9,139
China (People’s Republic of), Series 1906, 3.29% 2029	10,900	1,771
China (People’s Republic of), Series INBK, 2.68% 2030	31,450	4,883
China (People’s Republic of), Series 1910, 3.86% 2049	38,440	6,507
China (People’s Republic of), Series INBK, 3.39% 2050	3,970	621
China Development Bank Corp., Series 2009, 3.39% 2027	79,980	12,868
China Development Bank Corp., Series 2004, 3.43% 2027	71,840	11,597
China Development Bank Corp., Series 1715, 4.24% 2027	25,300	4,239
China Development Bank Corp., Series 1905, 3.48% 2029	106,200	17,127
American Funds Emerging Markets Bond Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 4.50% 2029	$241	$234
Colombia (Republic of) 7.00% 2031	COP6,964,900	1,555
Colombia (Republic of) 7.375% 2037	$1,000	1,127
Colombia (Republic of) 4.125% 2051	860	651
Colombia (Republic of), Series UVR, 3.50% 2025[3]	COP16,741,844	5,081
Colombia (Republic of), Series B, 6.25% 2025	10,461,400	2,526
Colombia (Republic of), Series B, 5.75% 2027	79,320,800	17,777
Colombia (Republic of), Series UVR, 2.25% 2029[3]	50,607	3,621
Colombia (Republic of), Series B, 7.75% 2030	4,878,100	1,155
Colombia (Republic of), Series B, 7.00% 2031	28,090,300	6,273
Colombia (Republic of), Series B, 7.25% 2034	1,991,800	433
Colombia (Republic of), Series B, 7.25% 2050	7,347,700	1,449
Costa Rica (Republic of) 4.375% 2025	$915	927
Costa Rica (Republic of) 6.125% 2031	4,065	4,121
Costa Rica (Republic of) 6.125% 2031[1]	970	983
Cote d’Ivoire (Republic of) 5.25% 2030	€2,400	2,461
Cote d’Ivoire (Republic of) 5.875% 2031	4,875	5,008
Cote d’Ivoire (Republic of) 4.875% 2032	1,260	1,231
Czech Republic 0.45% 2023	CZK103,000	4,373
Czech Republic 2.40% 2025	64,190	2,724
Development Bank of Kazakhstan 10.95% 2026	KZT2,292,000	4,087
Development Bank of Mongolia LLC 7.25% 2023	$700	708
Dominican Republic 6.875% 2026	1,609	1,714
Dominican Republic 6.875% 2026[1]	1,434	1,527
Dominican Republic 5.95% 2027[1]	2,600	2,678
Dominican Republic 5.95% 2027	2,362	2,433
Dominican Republic 5.50% 2029[1]	2,420	2,396
Dominican Republic 4.50% 2030[1]	10,974	10,096
Dominican Republic 6.00% 2033[1]	955	936
Dominican Republic 5.30% 2041[1]	1,547	1,348
Dominican Republic 7.45% 2044	2,500	2,650
Dominican Republic 6.85% 2045	800	795
Dominican Republic 6.50% 2048	260	248
Dominican Republic 6.40% 2049[1]	897	842
Dominican Republic 6.40% 2049	580	544
Dominican Republic 5.875% 2060[1]	3,350	2,881
Dominican Republic 5.875% 2060	2,040	1,754
Egypt (Arab Republic of) 14.051% 2022	EGP25,300	1,387
Egypt (Arab Republic of) 5.75% 2024[1]	$640	637
Egypt (Arab Republic of) 4.75% 2026	€7,000	7,163
Egypt (Arab Republic of) 4.75% 2026	1,900	1,944
Egypt (Arab Republic of) 6.588% 2028[1]	$4,400	4,095
Egypt (Arab Republic of) 14.292% 2028	EGP50,000	2,569
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,376
Egypt (Arab Republic of) 7.625% 2032[1]	$4,400	3,997
Egypt (Arab Republic of) 7.625% 2032	2,200	1,999
Egypt (Arab Republic of) 8.50% 2047[1]	200	171
Egypt (Arab Republic of) 8.15% 2059[1]	2,600	2,154
Ethiopia (Federal Democratic Republic of) 6.625% 2024	5,675	4,126
Export-Import Bank of India 3.25% 2030	6,640	6,301
Gabonese Republic 6.95% 2025	1,758	1,789
Gabonese Republic 6.625% 2031[1]	700	666
Gabonese Republic 7.00% 2031[1]	2,150	2,071
Georgia (Republic of) 2.75% 2026[1]	4,070	3,513
Ghana (Republic of) 0% 2025	700	459
American Funds Emerging Markets Bond Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ghana (Republic of) 8.125% 2026	$1,840	$1,568
Ghana (Republic of) 6.375% 2027	2,260	1,707
Ghana (Republic of) 7.875% 2027	3,000	2,341
Ghana (Republic of) 7.625% 2029	1,900	1,388
Ghana (Republic of) 7.75% 2029[1]	2,100	1,547
Guatemala (Republic of) 6.125% 2050[1]	1,060	1,118
Honduras (Republic of) 6.25% 2027	10,530	10,056
Honduras (Republic of) 6.25% 2027[1]	263	251
Honduras (Republic of) 5.625% 2030[1]	1,555	1,415
Honduras (Republic of) 5.625% 2030	882	803
Hungary (Republic of) 2.125% 2031[1]	2,410	2,188
Hungary (Republic of), Series C, 1.50% 2023	HUF1,140,000	3,222
Hungary (Republic of), Series E, 1.50% 2026	1,500,000	3,742
Hungary (Republic of), Series A, 3.25% 2031	992,000	2,406
India (Republic of) 8.24% 2027	INR185,450	2,645
Indonesia (Republic of), Series 63, 5.625% 2023	IDR15,500,000	1,103
Indonesia (Republic of), Series 81, 6.50% 2025	61,500,000	4,465
Indonesia (Republic of), Series 59, 7.00% 2027	111,849,000	8,172
Indonesia (Republic of), Series 64, 6.125% 2028	140,174,000	9,642
Indonesia (Republic of), Series 78, 8.25% 2029	73,568,000	5,586
Indonesia (Republic of), Series 71, 9.00% 2029	64,537,000	5,070
Indonesia (Republic of), Series 82, 7.00% 2030	178,000,000	12,628
Indonesia (Republic of), Series 87, 6.50% 2031	42,918,000	2,941
Indonesia (Republic of), Series 73, 8.75% 2031	68,779,000	5,428
Indonesia (Republic of), Series 91, 6.375% 2032	48,922,000	3,316
Indonesia (Republic of), Series 74, 7.50% 2032	123,000,000	8,921
Indonesia (Republic of), Series 65, 6.625% 2033	26,000	2
Indonesia (Republic of), Series 80, 7.50% 2035	21,696,000	1,553
Indonesia (Republic of), Series 83, 7.50% 2040	7,378,000	524
Iraq (Republic of) 6.752% 2023[1]	$1,605	1,619
Jordan (Hashemite Kingdom of) 4.95% 2025[1]	2,400	2,397
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	3,000	2,986
Kenya (Republic of) 6.875% 2024	3,025	3,045
Kenya (Republic of) 7.25% 2028[1]	1,725	1,668
Kenya (Republic of) 7.25% 2028	1,700	1,644
Kenya (Republic of) 10.90% 2031	KES70,000	580
Kenya (Republic of) 6.30% 2034[1]	$2,250	1,941
Kenya (Republic of) 8.25% 2048	300	268
Malaysia (Federation of), Series 0513, 3.733% 2028	MYR5,400	1,281
Malaysia (Federation of), Series 0219, 3.885% 2029	40,770	9,650
Malaysia (Federation of), Series 0413, 3.844% 2033	3,235	748
Malaysia (Federation of), Series 0318, 4.642% 2033	4,760	1,178
Malaysia (Federation of), Series 0419, 3.828% 2034	38,000	8,676
Malaysia (Federation of), Series 0415, 4.254% 2035	15,100	3,582
Malaysia (Federation of), Series 0615, 4.786% 2035	5,925	1,475
Malaysia (Federation of), Series 0418, 4.893% 2038	92,511	23,116
Malaysia (Federation of), Series 0219, 4.467% 2039	6,000	1,428
Malaysia (Federation of), Series 0519, 3.757% 2040	25,389	5,500
Malaysia (Federation of), Series 0518, 4.921% 2048	4,200	1,052
Mongolia (State of) 5.125% 2026	$700	692
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[2]	5,765	4,979
Nigeria (Republic of) 8.375% 2029[1]	1,020	1,032
Oman (Sultanate of) 4.875% 2025[1]	9,964	10,188
Oman (Sultanate of) 5.375% 2027	3,000	3,089
Oman (Sultanate of) 4.875% 2030[1]	2,040	2,132
American Funds Emerging Markets Bond Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Oman (Sultanate of) 6.25% 2031[1]	$4,768	$5,061
Pakistan (Islamic Republic of) 5.625% 2022	7,170	6,952
Pakistan (Islamic Republic of) 8.25% 2025	1,200	1,001
Pakistan (Islamic Republic of) 6.00% 2026[1]	10,350	8,176
Panama (Republic of) 7.125% 2026	1,200	1,370
Panama (Republic of) 3.16% 2030	1,400	1,373
Panama (Republic of) 4.50% 2047	1,350	1,349
Panama (Republic of) 4.50% 2050	1,570	1,555
Panama (Republic of) 4.30% 2053	820	790
Panama (Republic of) 4.50% 2056	673	660
Panama (Republic of) 3.87% 2060	410	360
Panama (Republic of) 4.50% 2063	3,250	3,130
Paraguay (Republic of) 5.00% 2026	890	930
Paraguay (Republic of) 4.95% 2031	2,460	2,580
Paraguay (Republic of) 5.60% 2048[1]	3,822	3,937
Peru (Republic of) 4.125% 2027	336	350
Peru (Republic of) 6.35% 2028	PEN7,600	2,062
Peru (Republic of) 6.95% 2031	3,045	850
Peru (Republic of) 6.15% 2032	22,194	5,821
Peru (Republic of) 3.00% 2034	$1,375	1,285
Peru (Republic of) 5.40% 2034	PEN18,810	4,489
Peru (Republic of) 5.40% 2034	15,139	3,613
Peru (Republic of) 5.35% 2040	20,000	4,491
Peru (Republic of) 6.85% 2042	1,435	381
Peru (Republic of) 3.55% 2051	$1,100	1,029
Peru (Republic of) 2.78% 2060	885	695
PETRONAS Capital, Ltd. 3.50% 2030[1]	1,000	1,020
PETRONAS Capital, Ltd. 3.50% 2030	500	510
Philippines (Republic of) 3.95% 2040	1,950	1,936
Philippines (Republic of) 3.70% 2042	1,000	968
Philippines (Republic of) 2.95% 2045	3,100	2,690
Poland (Republic of), Series 0922, 5.75% 2022	PLN28,740	6,877
Poland (Republic of), Series 1024, 2.25% 2024	16,400	3,612
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	$2,000	2,040
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	264	294
Qatar (State of) 3.75% 2030[1]	1,400	1,481
Republika Srpska 4.75% 2026	€1,470	1,656
Romania 3.50% 2022	RON17,000	3,778
Romania 3.65% 2025	4,460	939
Romania 4.75% 2025	14,300	3,121
Romania 3.624% 2030	€1,160	1,257
Romania 2.00% 2033	3,360	2,998
Romania 3.75% 2034	3,145	3,255
Romania 3.375% 2038	1,525	1,463
Romania 3.375% 2038	1,300	1,248
Russian Federation 7.00% 2023	RUB270,652	167
Russian Federation 7.15% 2025	230,100	142
Russian Federation 8.15% 2027	967,215	595
Russian Federation 2.50% 2028[3]	734,814	452
Russian Federation 4.375% 2029[1]	$2,400	480
Russian Federation 4.375% 2029	600	120
Russian Federation 7.65% 2030	RUB346,000	213
Russian Federation 6.90% 2031	577,246	355
Russian Federation 8.50% 2031[4]	1,386,756	853
Russian Federation 7.70% 2033	58,371	36
American Funds Emerging Markets Bond Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Russian Federation 7.25% 2034	RUB861,125	$530
Russian Federation 5.10% 2035	$5,800	1,131
Russian Federation 6.10% 2035	RUB636,503	392
Russian Federation 7.70% 2039	38,467	24
Russian Federation 5.25% 2047	$5,600	1,344
Rwanda (Republic of) 5.50% 2031[1]	520	477
Saudi Arabia (Kingdom of) 4.625% 2047	4,000	4,303
Senegal (Republic of) 4.75% 2028	€3,700	3,987
Senegal (Republic of) 4.75% 2028	3,440	3,707
Senegal (Republic of) 5.375% 2037	1,500	1,413
Serbia (Republic of) 3.125% 2027	1,500	1,620
Serbia (Republic of) 3.125% 2027	600	648
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR8,700	399
South Africa (Republic of) 2.00% 2025[3]	95,548	6,525
South Africa (Republic of), Series R-2023, 7.75% 2023	—[5]	—[5]
South Africa (Republic of), Series R-186, 10.50% 2026	5,517	412
South Africa (Republic of), Series R-2030, 8.00% 2030	354,400	22,160
South Africa (Republic of), Series R-213, 7.00% 2031	123,647	7,060
South Africa (Republic of), Series R-2035, 8.875% 2035	369,468	22,729
South Africa (Republic of), Series R-2037, 8.50% 2037	133,300	7,785
South Africa (Republic of), Series 2040, 9.00% 2040	19,872	1,189
South Africa (Republic of), Series R-2048, 8.75% 2048	133,764	7,700
South Africa (Republic of), Series R-2032, 8.25% 2032	77,104	4,714
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	$2,282	1,142
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	3,100	1,565
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	400	199
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[1]	1,350	663
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[1]	2,500	1,187
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	300	143
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	250	119
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029	604	293
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	5,996	2,833
Thailand (Kingdom of) 3.85% 2025	THB110,000	3,598
Thailand (Kingdom of) 2.00% 2031	95,400	2,783
Tunisia (Republic of) 6.75% 2023	€13,870	11,187
Tunisia (Republic of) 5.625% 2024	2,035	1,544
Tunisia (Republic of) 5.75% 2025	$465	314
Tunisia (Republic of) 6.375% 2026	€2,300	1,602
Turkey (Republic of) 3.00% 2023[3]	TRY—[5]	—[5]
Turkey (Republic of) 8.80% 2023	9,000	504
Turkey (Republic of) 3.20% 2024[3]	11,221	1,079
Turkey (Republic of) 4.10% 2024[3]	16,194	1,541
Turkey (Republic of) 6.375% 2025	$1,445	1,418
Turkey (Republic of) 7.375% 2025	800	812
Turkey (Republic of) 8.00% 2025	TRY50	2
Turkey (Republic of) 4.25% 2026	$2,950	2,664
Turkey (Republic of) 4.875% 2026	2,000	1,809
Turkey (Republic of) 5.125% 2026[1]	1,400	1,324
Turkey (Republic of) 4.375% 2027	€2,800	2,911
Turkey (Republic of) 6.125% 2028	$640	584
Turkey (Republic of) 7.625% 2029	700	685
Turkey (Republic of) 5.875% 2031	2,100	1,799
Turkey (Republic of) 6.50% 2033	6,580	5,767
Ukraine 7.75% 2022	3,000	1,858
Ukraine 14.91% 2022	UAH34,797	419
American Funds Emerging Markets Bond Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Ukraine 17.00% 2022	UAH29,293	$352
Ukraine 10.00% 2023	31,600	380
Ukraine 11.67% 2023	5,804	70
Ukraine 15.97% 2023	47,600	572
Ukraine 8.994% 2024	$10,982	4,990
Ukraine 7.75% 2025	1,200	526
Ukraine 15.84% 2025	UAH70,065	843
Ukraine 6.75% 2026	€2,896	1,352
Ukraine 6.876% 2029[1]	$1,800	762
Ukraine 4.375% 2030	€700	328
Ukraine 7.375% 2032	$1,000	424
Ukraine 7.253% 2033	4,730	1,998
Ukraine 7.253% 2033[1]	3,200	1,352
Ukraine 1.258% 2040[6]	4,575	1,516
United Mexican States 4.50% 2025[3]	MXN258,174	13,445
United Mexican States 4.75% 2032	$648	688
United Mexican States 3.50% 2034	1,800	1,678
United Mexican States 4.00% 2046[3]	MXN5,803	298
United Mexican States 4.50% 2050	$1,217	1,147
United Mexican States 4.40% 2052	1,371	1,262
United Mexican States 3.75% 2071	880	700
United Mexican States 5.75% 2110	2,374	2,415
United Mexican States, Series M, 5.75% 2026	MXN166,000	7,597
United Mexican States, Series M, 7.50% 2027	273,812	13,223
United Mexican States, Series M20, 8.50% 2029	315,110	15,961
United Mexican States, Series M, 7.75% 2031	193,230	9,368
United Mexican States, Series M30, 10.00% 2036	23,500	1,351
United Mexican States, Series M, 8.00% 2047	58,612	2,812
Uruguay (Oriental Republic of) 4.375% 2028[3]	UYU48	1
Uruguay (Oriental Republic of) 3.875% 2040[3]	76,119	2,141
Venezuela (Bolivarian Republic of) 7.00% 2018[4]	$225	20
Venezuela (Bolivarian Republic of) 7.75% 2019[4]	4,983	434
Venezuela (Bolivarian Republic of) 6.00% 2020[4]	3,353	292
Venezuela (Bolivarian Republic of) 12.75% 2022[4]	300	26
Venezuela (Bolivarian Republic of) 9.00% 2023[4]	4,895	426
Venezuela (Bolivarian Republic of) 8.25% 2024[4]	2,276	198
Venezuela (Bolivarian Republic of) 7.65% 2025[4]	450	39
Venezuela (Bolivarian Republic of) 11.75% 2026[4]	225	20
Venezuela (Bolivarian Republic of) 9.25% 2027[4]	3,060	266
Venezuela (Bolivarian Republic of) 9.25% 2028[4]	1,129	98
Venezuela (Bolivarian Republic of) 11.95% 2031[4]	377	33
Venezuela (Bolivarian Republic of) 7.00% 2038[4]	377	33
		959,793
Corporate bonds, notes & loans 18.02% Energy 5.47%
AI Candelaria (Spain), SLU 5.75% 2033[1]	2,250	1,936
GeoPark Ltd. 5.50% 2027	500	477
Guara Norte SARL 5.198% 2034[1]	3,174	2,917
MV24 Capital BV 6.748% 2034[1]	2,222	2,164
Odebrecht Drilling Norbe 6.72% PIK and 1.00% Cash 2026[7]	6,627	1,499
Oleoducto Central SA 4.00% 2027[1]	2,850	2,690
Pan American Energy LLC 9.125% 2027[1]	1,700	1,847
Petrobras Global Finance Co. 8.75% 2026	500	583
Petrobras Global Finance Co. 5.60% 2031	3,400	3,447
American Funds Emerging Markets Bond Fund — Page 6 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrobras Global Finance Co. 6.75% 2050	$200	$197
Petróleos Mexicanos 4.875% 2024	175	177
Petróleos Mexicanos 7.19% 2024	MXN104,068	4,924
Petróleos Mexicanos 7.19% 2024	76,570	3,623
Petróleos Mexicanos 6.875% 2025	$730	766
Petróleos Mexicanos 6.875% 2026	3,745	3,922
Petróleos Mexicanos 7.47% 2026	MXN337,360	15,172
Petróleos Mexicanos 6.49% 2027	$460	466
Petróleos Mexicanos 6.70% 2032	4,688	4,458
Petróleos Mexicanos 6.75% 2047	4,550	3,707
Petróleos Mexicanos 7.69% 2050	9,450	8,271
Petrorio Luxembourg SARL 6.125% 2026[1]	500	501
PTT Exploration and Production PCL 2.587% 2027[1]	478	459
Qatar Petroleum 3.125% 2041[1]	2,995	2,732
Qatar Petroleum 3.30% 2051[1]	2,710	2,495
SA Global Sukuk, Ltd. 2.694% 2031[1]	1,465	1,390
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[1]	450	407
		71,227
Financials 2.85%
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[1,2]	6,405	5,953
Bangkok Bank PCL 4.45% 2028[1]	900	946
Bangkok Bank PCL 9.025% 2029	500	628
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	5,478	5,117
CCB Life Insurance Co., Ltd. 4.50% 2077 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.68% on 4/21/2022)[2]	490	490
China Construction Bank Corp. 2.85% 2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.40% on 1/21/2027)[2]	1,900	1,815
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	272	230
HDFC Bank, Ltd. 8.10% 2025	INR60,000	818
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.465% 2022[6]	$296	294
Huarong Finance 2017 Co., Ltd. 4.75% 2027	800	784
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.613% 2023[6]	3,693	3,638
Huarong Finance 2019 Co., Ltd. 2.50% 2023	600	593
Huarong Finance 2019 Co., Ltd. 3.25% 2024	400	384
Huarong Finance 2019 Co., Ltd. 3.75% 2024	200	196
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.738% 2025[6]	404	384
Huarong Finance 2019 Co., Ltd. 3.875% 2029	2,227	2,024
Huarong Finance 2019 Co., Ltd. 4.50% 2029	200	189
Huarong Finance II Co., Ltd. 5.00% 2025	200	200
Huarong Finance II Co., Ltd. 5.50% 2025	500	507
Huarong Finance II Co., Ltd., 4.625% 2026	2,106	2,061
Huarong Finance II Co., Ltd. 4.875% 2026	200	199
ICBCIL Finance Co., Ltd. 3.625% 2027	1,300	1,294
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	4,522	4,263
Keb Hana Bank 3.25% 2027[1]	835	833
Power Financial Corp., Ltd. 3.90% 2029	500	479
Power Financial Corp., Ltd. 3.95% 2030	200	192
Shriram Transport Finance Co., Ltd. 4.40% 2024[1]	1,146	1,123
Vigorous Champion International, Ltd. 4.25% 2029	200	192
American Funds Emerging Markets Bond Fund — Page 7 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Xiaomi Best Time International, Ltd. 2.875% 2031[1]	$415	$359
Xiaomi Best Time International, Ltd. 4.10% 2051[1]	1,120	932
		37,117
Utilities 2.45%
AES Panama Generation Holdings SRL 4.375% 2030[1]	5,455	5,207
Alfa Desarrollo SpA 4.55% 2051[1]	2,190	1,904
Comisión Federal de Electricidad 4.677% 2051[1]	1,008	830
Empresas Publicas de Medellin ESP 8.375% 2027	COP10,000,000	2,311
Empresas Publicas de Medellin ESP 8.375% 2027	3,744,000	865
Empresas Publicas de Medellin ESP 4.25% 2029[1]	$1,602	1,429
Empresas Publicas de Medellin ESP 4.375% 2031[1]	960	829
Enel Chile SA 4.875% 2028	1,701	1,765
Enersis Américas SA 4.00% 2026	215	221
Enfragen Energia Sur SA 5.375% 2030	600	418
ENN Clean Energy International Investment, Ltd. 3.375% 2026[1]	1,510	1,414
ENN Energy Holdings, Ltd. 2.625% 2030[1]	1,560	1,401
Indian Renewable Energy Development Agency, Ltd. 7.125% 2022	INR120,000	1,582
Instituto Costarricense de Electricidad 6.75% 2031[1]	$3,480	3,513
Investment Energy Resources, Ltd. 6.25% 2029[1]	3,925	3,970
Light Servicos de Eletricidade SA 4.375% 2026[1]	4,000	3,747
TNB Global Ventures Capital Bhd. 3.244% 2026	500	495
		31,901
Materials 2.33%
Alpek, SAB de CV 3.25% 2031[1]	2,515	2,297
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[2]	969	952
Braskem Idesa SAPI 7.45% 2029[1]	2,600	2,646
Braskem Idesa SAPI 7.45% 2029	400	407
Braskem Idesa SAPI 6.99% 2032[1]	4,230	4,151
Braskem Netherlands Finance BV 4.50% 2028	1,000	988
CAP SA 3.90% 2031	200	182
CSN Islands XI Corp. 6.75% 2028	500	519
CSN Resources SA 7.625% 2026	500	519
CSN Resources SA 5.875% 2032[1]	2,300	2,237
Fresnillo PLC 4.25% 2050[1]	2,760	2,438
GC Treasury Center Co., Ltd. 2.98% 2031[1]	575	528
GC Treasury Center Co., Ltd. 4.40% 2032[1]	1,986	2,019
Gran Colombia Gold Corp. 6.875% 2026[1]	1,560	1,396
Industrias Peñoles, SAB de CV, 4.75% 2050[1]	655	598
Sasol Financing USA LLC 4.375% 2026	8,800	8,419
		30,296
Industrials 2.11%
Aeropuerto International de Tocume SA 4.00% 2041[1]	700	637
Aeropuerto International de Tocume SA 5.125% 2061[1]	1,655	1,513
Hidrovias International Finance SARL 4.95% 2031[1]	4,347	3,667
Hidrovias International Finance SARL 4.95% 2031	1,491	1,258
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[1]	642	690
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[1]	1,205	1,194
Mexico City Airport Trust 4.25% 2026	1,800	1,783
Mexico City Airport Trust 3.875% 2028	500	479
Mexico City Airport Trust 5.50% 2046	1,609	1,431
American Funds Emerging Markets Bond Fund — Page 8 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Mexico City Airport Trust 5.50% 2047	$3,128	$2,762
MISC Capital Two (Labuan), Ltd. 3.75% 2027[1]	6,065	6,042
Powerchina Roadbridge Group (British Virgin Islands), Ltd. 3.08% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.256% on 4/1/2026)[2]	2,615	2,543
Rutas 2 and 7 Finance, Ltd. 0% 2036[1]	2,726	1,982
Rutas 2 and 7 Finance, Ltd. 0% 2036	773	562
Simpar SA 5.20% 2031	200	180
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[1]	900	777
		27,500
Consumer discretionary 0.82%
Meituan Dianping 3.05% 2030[1]	3,150	2,532
Melco International Development, Ltd. 5.375% 2029[1]	2,250	1,918
MercadoLibre, Inc. 3.125% 2031	1,685	1,472
Sands China, Ltd. 3.80% 2026	450	428
Sands China, Ltd. 2.30% 2027[1]	2,300	2,009
Wynn Macau, Ltd. 5.50% 2026[1]	2,500	2,278
		10,637
Consumer staples 0.79%
InRetail Consumer 3.25% 2028[1]	2,730	2,565
MARB BondCo PLC 3.95% 2031[1]	1,500	1,333
Minerva Luxembourg SA 4.375% 2031[1]	400	362
Natura Cosmeticos SA 4.125% 2028[1]	1,520	1,467
NBM US Holdings, Inc. 7.00% 2026[1]	700	727
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,374	3,028
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	885	768
		10,250
Communication services 0.64%
América Móvil, SAB de CV, 5.375% 2032[1]	3,500	3,509
Axiata SPV5 Labuan, Ltd. 3.064% 2050	1,053	883
Globo Comunicação e Participações SA 4.875% 2030[1]	2,500	2,214
PLDT, Inc. 2.50% 2031	400	366
Tencent Holdings, Ltd. 1.81% 2026	300	278
Tencent Holdings, Ltd. 3.975% 2029	300	300
Tencent Holdings, Ltd. 3.24% 2050[1]	900	700
		8,250
Real estate 0.28%
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[1]	1,435	1,305
FibraSOMA 4.375% 2031[1]	2,800	2,345
		3,650
Health care 0.24%
Rede D’Or Finance SARL 4.95% 2028	410	402
Rede D’Or Finance SARL 4.50% 2030	2,890	2,656
		3,058
Information technology 0.04%
SK hynix, Inc. 2.375% 2031[1]	600	524
Total corporate bonds, notes & loans		234,410
American Funds Emerging Markets Bond Fund — Page 9 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 2.92% U.S. Treasury 1.78%		Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2024		$18,000	$17,742
U.S. Treasury 2.00% 2051[8]		6,000	5,423
			23,165
U.S. Treasury inflation-protected securities 1.14%
U.S. Treasury Inflation-Protected Security 0.125% 2031[3,8]		14,036	14,855
Total U.S. Treasury bonds & notes			38,020
Total bonds, notes & other debt instruments (cost: $1,418,819,000)			1,232,223
Short-term securities 4.06% Money market investments 3.79%		Shares
Capital Group Central Cash Fund 0.32%[9,10]		493,873	49,387
Bills & notes of governments & government agencies outside the U.S. 0.27%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 4/19/2022	11.506%	EGP21,200	1,153
Egyptian Treasury 4/26/2022	11.484	42,900	2,328
			3,481
Total short-term securities (cost: $53,432,000)			52,868
Total investment securities 98.76% (cost: $1,472,251,000)			1,285,091
Other assets less liabilities 1.24%			16,099
Net assets 100.00%			$1,301,190
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 3/31/2022 (000)
2 Year U.S. Treasury Note Futures	Long	3	June 2022	$636	$(4)
5 Year U.S. Treasury Note Futures	Short	507	June 2022	(58,147)	1,406
10 Year Euro-Bund Futures	Short	94	June 2022	(16,499)	823
10 Year U.S. Treasury Note Futures	Short	4	June 2022	(491)	15
10 Year Ultra U.S. Treasury Note Futures	Short	22	June 2022	(2,980)	92
30 Year Ultra U.S. Treasury Bond Futures	Long	118	June 2022	20,901	(916)
					$1,416
American Funds Emerging Markets Bond Fund — Page 10 of 16

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
MXN	12,192	USD	595	JPMorgan Chase	4/1/2022	$18
USD	593	MXN	12,192	BNP Paribas	4/1/2022	(20)
HUF	1,190,100	USD	3,570	Citibank	4/6/2022	10
USD	224	MYR	940	Standard Chartered Bank	4/6/2022	1
USD	290	ZAR	4,483	Morgan Stanley	4/6/2022	(16)
ZAR	14,994	USD	983	Citibank	4/7/2022	42
ZAR	11,213	USD	733	JPMorgan Chase	4/7/2022	34
USD	7,782	EUR	7,016	Standard Chartered Bank	4/7/2022	19
USD	4,207	IDR	60,360,040	Morgan Stanley	4/7/2022	—[5]
IDR	14,598,000	USD	1,017	Morgan Stanley	4/7/2022	—[5]
USD	1,094	EUR	1,000	HSBC Bank	4/7/2022	(13)
USD	705	CLP	569,705	Barclays Bank PLC	4/7/2022	(19)
MXN	7,600	USD	369	BNP Paribas	4/8/2022	12
USD	361	MXN	7,600	JPMorgan Chase	4/8/2022	(20)
MXN	142,410	USD	6,618	HSBC Bank	4/11/2022	529
MXN	159,303	USD	7,498	Morgan Stanley	4/11/2022	496
PLN	48,960	USD	11,354	Morgan Stanley	4/11/2022	287
ZAR	58,382	USD	3,797	Morgan Stanley	4/11/2022	192
CZK	46,130	USD	1,955	Citibank	4/11/2022	133
EUR	15,000	USD	16,466	JPMorgan Chase	4/11/2022	133
PLN	20,000	EUR	4,190	Morgan Stanley	4/11/2022	119
USD	14,843	MYR	62,200	HSBC Bank	4/11/2022	105
MXN	27,337	USD	1,327	BNP Paribas	4/11/2022	45
HUF	194,440	USD	547	Bank of New York Mellon	4/11/2022	38
MXN	10,698	USD	507	UBS AG	4/11/2022	30
ZAR	9,373	USD	622	Morgan Stanley	4/11/2022	18
EUR	6,300	USD	6,954	JPMorgan Chase	4/11/2022	17
USD	4,715	CNH	29,900	UBS AG	4/11/2022	13
BRL	1,459	USD	294	JPMorgan Chase	4/11/2022	12
MYR	14,100	USD	3,331	Standard Chartered Bank	4/11/2022	10
USD	14	BRL	70	Standard Chartered Bank	4/11/2022	(1)
USD	325	CLP	262,784	Morgan Stanley	4/11/2022	(9)
USD	360	BRL	1,846	Goldman Sachs	4/11/2022	(27)
USD	353	MXN	7,571	Morgan Stanley	4/11/2022	(27)
USD	436	MXN	9,376	HSBC Bank	4/11/2022	(35)
USD	15,708	EUR	14,230	JPMorgan Chase	4/11/2022	(39)
MYR	35,000	USD	8,333	Bank of America	4/11/2022	(40)
EUR	4,240	PLN	20,000	Goldman Sachs	4/11/2022	(63)
USD	993	MXN	21,088	Morgan Stanley	4/11/2022	(66)
USD	1,751	CZK	41,320	Citibank	4/11/2022	(119)
USD	9,873	EUR	9,046	Morgan Stanley	4/11/2022	(137)
CNH	7,800	USD	1,229	Morgan Stanley	4/12/2022	(2)
USD	1,221	CNH	7,800	Goldman Sachs	4/12/2022	(5)
CLP	976,638	USD	1,208	Morgan Stanley	4/14/2022	31
KRW	3,484,180	USD	2,837	Citibank	4/14/2022	30
CLP	379,955	USD	462	Citibank	4/14/2022	19
USD	1,187	MYR	5,000	HSBC Bank	4/14/2022	3
CNH	14,300	USD	2,255	UBS AG	4/14/2022	(6)
MXN	14,862	USD	717	Goldman Sachs	4/18/2022	28
CLP	434,301	USD	537	Morgan Stanley	4/18/2022	13
CLP	289,464	USD	360	Morgan Stanley	4/18/2022	7
American Funds Emerging Markets Bond Fund — Page 11 of 16

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	720	MXN	14,862	BNP Paribas	4/18/2022	$(24)
USD	354	BRL	1,811	Morgan Stanley	4/18/2022	(25)
ZAR	8,049	USD	537	JPMorgan Chase	4/19/2022	12
USD	529	ZAR	8,047	Standard Chartered Bank	4/19/2022	(20)
PLN	4,470	USD	1,122	Barclays Bank PLC	4/19/2022	(60)
MXN	15,504	USD	742	Morgan Stanley	4/21/2022	34
COP	3,163,800	USD	840	UBS AG	4/21/2022	(4)
USD	412	ZAR	6,200	Morgan Stanley	4/21/2022	(12)
USD	383	MXN	7,900	BNP Paribas	4/21/2022	(13)
COP	5,985,900	USD	1,596	Goldman Sachs	4/21/2022	(14)
USD	3,248	MXN	65,500	Citibank	4/21/2022	(33)
USD	2,275	COP	9,149,700	Morgan Stanley	4/21/2022	(143)
USD	5,821	MXN	123,144	Citibank	4/21/2022	(347)
CZK	127,110	USD	5,645	Morgan Stanley	4/25/2022	98
ZAR	80,200	USD	5,381	Citibank	4/25/2022	90
CNH	15,600	USD	2,442	Standard Chartered Bank	4/25/2022	9
USD	4,228	ZAR	61,900	Goldman Sachs	4/25/2022	6
PEN	1,246	USD	333	Citibank	4/25/2022	5
HUF	60,000	USD	178	Citibank	4/25/2022	2
EUR	88	USD	97	Morgan Stanley	4/25/2022	—[5]
COP	1,394,149	USD	371	Standard Chartered Bank	4/25/2022	(3)
USD	309	COP	1,190,264	Citibank	4/25/2022	(5)
USD	1,649	EUR	1,500	UBS AG	4/25/2022	(11)
USD	1,055	PLN	4,500	Citibank	4/25/2022	(14)
USD	1,365	ZAR	20,348	Citibank	4/25/2022	(23)
EUR	6,000	USD	6,671	Bank of New York Mellon	4/25/2022	(28)
THB	246,400	USD	7,503	Citibank	4/25/2022	(92)
USD	53,239	EUR	48,276	Bank of America	4/25/2022	(206)
USD	209	IDR	3,000,000	Citibank	4/26/2022	—[5]
KRW	6,768,200	USD	5,577	Bank of America	4/26/2022	(9)
USD	7,239	EUR	6,400	Morgan Stanley	4/28/2022	153
MXN	16,390	USD	810	Goldman Sachs	4/28/2022	10
USD	423	COP	1,598,139	Morgan Stanley	4/28/2022	1
USD	1,448	BRL	7,202	Goldman Sachs	4/28/2022	(53)
MXN	14,971	USD	745	JPMorgan Chase	4/29/2022	4
USD	372	BRL	1,792	JPMorgan Chase	4/29/2022	(1)
USD	1,457	BRL	6,982	Citibank	5/6/2022	5
PEN	2,452	USD	666	Citibank	5/6/2022	(1)
CLP	214,502	USD	273	Citibank	5/6/2022	(2)
COP	1,431,708	USD	381	Bank of America	5/6/2022	(3)
BRL	7,272	USD	1,517	Citibank	5/6/2022	(5)
USD	654	PEN	2,449	Morgan Stanley	5/6/2022	(9)
THB	250,000	USD	7,754	Standard Chartered Bank	5/25/2022	(234)
IDR	10,233,595	USD	716	Citibank	6/13/2022	(4)
THB	54,910	USD	1,648	JPMorgan Chase	6/22/2022	4
USD	1,645	CNH	10,550	JPMorgan Chase	6/22/2022	(7)
USD	839	PEN	3,460	Morgan Stanley	8/26/2022	(88)
USD	1,081	PEN	4,480	Citibank	8/26/2022	(120)
PLN	7,710	USD	1,893	BNP Paribas	11/9/2022	(100)
USD	597	PLN	2,835	Morgan Stanley	1/25/2023	(57)
HUF	930,100	USD	2,814	BNP Paribas	1/25/2023	(126)
American Funds Emerging Markets Bond Fund — Page 12 of 16

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2022 (000)
Currency purchased (000)		Currency sold (000)
PLN	40,100	USD	9,579	Goldman Sachs	1/25/2023	$(317)
CZK	100,000	USD	4,320	BNP Paribas	2/3/2023	93
PLN	21,000	USD	5,123	BNP Paribas	2/3/2023	(276)
USD	3,741	ZAR	60,000	Goldman Sachs	2/7/2023	(216)
						$(399)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 3/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
6.63%	28-day	28-day MXN-TIIE	28-day	6/23/2026	MXN115,400	$(357)	$—	$(357)
6.44%	28-day	28-day MXN-TIIE	28-day	7/24/2026	20,650	(72)	—	(72)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	13,000	(26)	—	(26)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	13,000	(26)	—	(26)
7.285%	28-day	28-day MXN-TIIE	28-day	11/3/2026	175,000	(348)	—	(348)
7.18%	28-day	28-day MXN-TIIE	28-day	9/9/2031	122,990	(404)	—	(404)
						$(1,233)	$—	$(1,233)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 3/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 3/31/2022 (000)
1.00%	Quarterly	CDX.EM.37	6/20/2027	$6,000	$(353)	$(362)	$9
Investments in affiliates10

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2022 (000)	Dividend income (000)
Short-term securities 3.79%
Money market investments 3.79%
Capital Group Central Cash Fund 0.32%[9]	$79,393	$110,847	$140,846	$—[5]	$(7)	$49,387	$27
American Funds Emerging Markets Bond Fund — Page 13 of 16

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $217,755,000, which represented 16.74% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Amount less than one thousand.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $5,609,000, which represented .43% of the net assets of the fund.
[9]	Rate represents the seven-day yield at 3/31/2022.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued
American Funds Emerging Markets Bond Fund — Page 14 of 16

unaudited
based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $82,358,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $268,219,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $15,764,000 and $33,556,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$959,793	$—	$959,793
Corporate bonds, notes & loans	—	234,410	—	234,410
U.S. Treasury bonds & notes	—	38,020	—	38,020
Short-term securities	49,387	3,481	—	52,868
Total	$49,387	$1,235,704	$—	$1,285,091
American Funds Emerging Markets Bond Fund — Page 15 of 16

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,336	$—	$—	$2,336
Unrealized appreciation on open forward currency contracts	—	2,970	—	2,970
Unrealized appreciation on credit default swaps	—	9	—	9
Liabilities:
Unrealized depreciation on futures contracts	(920)	—	—	(920)
Unrealized depreciation on open forward currency contracts	—	(3,369)	—	(3,369)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,233)	—	(1,233)
Total	$1,416	$(1,623)	$—	$(207)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
BRL = Brazilian reais	MXN = Mexican pesos
CLP = Chilean pesos	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	THB = Thai baht
HUF = Hungarian forints	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	TRY = Turkish lira
INR = Indian rupees	UAH = Ukrainian hryvnia
KES = Kenyan shilling	USD/$ = U.S. dollars
KRW = South Korean won	UYU = Uruguayan pesos
KZT = Kazakhstani tenge	ZAR = South African rand
LIBOR = London Interbank Offered Rate
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-114-0522O-S85389	American Funds Emerging Markets Bond Fund — Page 16 of 16